As filed with the U.S. Securities and Exchange Commission on March 25, 2019

1933 Act File No. 333-227685

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]

Pre-Effective Amendment No. ___                                     [  ]
Post-Effective Amendment No. 1                                     [X]

GLOBAL X FUNDS
(Exact Name of Registrant as Specified In Its Charter)

600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 644-6440

Send Copies of Communications to:

Luis Berruga	Eric S. Purple, Esquire
600 Lexington Avenue, 20th Floor	Stradley Ronon Stevens & Young, LLP
New York, New York 10022	1250 Connecticut Avenue, N.W., Suite 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Washington D.C. 20036

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the amendment will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 (“Amendment”) to Registrant’s Registration Statement on Form N-14 (File No. 333-227685) is being made solely for the purpose of adding the final tax opinion and Agreement and Plan of Reorganization and Termination as exhibits to Part C of the Registration Statement.  Part A and Part B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to Rule 497 under the Securities Act of 1933, as amended on November 2, 2018 (SEC Accession No. 0001432353-18-000142).

PART C: OTHER INFORMATION

ITEM 15.  INDEMNIFICATION:

Reference is made to Article VII of the Registrant’s Declaration of Trust and Article VII of Registrant’s By-Laws.  The general effect of these provisions is to indemnify each person who is, or has been, a Trustee or officer of the Trust to the fullest extent permitted by law. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee all as contemplated by Section 3803(b) of the Delaware Statutory Trust Act (the “Delaware Act”). A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, including for errors of judgment or mistakes of fact or law, provided that nothing contained in the Declaration of Trust or in the Delaware Act shall protect any Trustee against any liability to the Trust or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

ITEM 16. EXHIBITS:

(1)	(a)	Certificate of Trust dated as of March 6, 2008. 1/
	(b)	Declaration of Trust. 2/
	(c)	Amended and Restated Schedule A to the Declaration of Trust dated December 5, 2008. 4/
	(d)	Amended and Restated Schedule A to the Declaration of Trust dated September 18, 2009. 5/
	(e)	Amended and Restated Schedule A to the Declaration of Trust dated April 6, 2010. 7/
	(f)	Amended and Restated Schedule A to the Declaration of Trust dated June 9, 2010. 8/
	(g)	Amended and Restated Schedule A to the Declaration of Trust dated August 27, 2010. 9/
	(h)	Amended and Restated Schedule A to the Declaration of Trust dated November 17, 2010. 10/
	(i)	Amended and Restated Schedule A to the Declaration of Trust dated February 25, 2011. 11/
	(j)	Amended and Restated Schedule A to the Declaration of Trust dated May 11, 2011. 12/
	(k)	Amended and Restated Schedule A to the Declaration of Trust dated August 19, 2011. 13/
	(l)	Amended and Restated Schedule A to the Declaration of Trust dated November 11, 2011. 14/
	(m)	Amended and Restated Schedule A to the Declaration of Trust dated February 24, 2012. 18/
	(n)	Amended and Restated Schedule A to the Declaration of Trust dated May 25, 2012. 19/
	(o)	Amended and Restated Schedule A to the Declaration of Trust dated August 24, 2012. 20/
	(p)	Amended and Restated Schedule A to the Declaration of Trust dated November 16, 2012. 21/
	(q)	Amended and Restated Schedule A to the Declaration of Trust dated February 22, 2013. 22/
	(r)	Amended and Restated Schedule A to the Declaration of Trust dated October 28, 2013. 24/
	(s)	Amended and Restated Schedule A to the Declaration of Trust dated November 15, 2013. 25/
	(t)	Amended and Restated Schedule A to the Declaration of Trust dated September 5, 2014. 27/
	(u)	Amended and Restated Schedule A to the Declaration of Trust dated November 14, 2014. 30/
	(v)	Amended and Restated Schedule A to the Declaration of Trust dated March 10, 2015. 31/
	(w)	Amended and Restated Schedule A to the Declaration of Trust dated April 21, 2015. 32/
	(x)	Amended and Restated Schedule A to the Declaration of Trust dated May 29, 2015. 33/
	(y)	Amended and Restated Schedule A to the Declaration of Trust dated September 11, 2015. 34/
	(z)	Amended and Restated Schedule A to the Declaration of Trust dated November 13, 2015. 34/
	(aa)	Amended and Restated Schedule A to the Declaration of Trust dated February 26, 2016. 34/
	(bb)	Amended and Restated Schedule A to the Declaration of Trust dated April 19, 2016. 35/
	(cc)	Amended and Restated Schedule A to the Declaration of Trust dated September 9, 2016. 36/
	(dd)	Amended and Restated Schedule A to the Declaration of Trust dated February 24, 2017. 37/
	(ee)	Amended and Restated Schedule A to the Declaration of Trust dated September 20, 2017. 38/
	(ff)	Amended and Restated Schedule A to the Declaration of Trust dated February 23, 2018. 39/
	(gg)	Amended and Restated Schedule A to the Declaration of Trust dated May 23, 2018. 40/
	(hh)	Amended and Restated Schedule A to the Declaration of Trust dated September 13, 2018. 43/
	(ii)	Amended and Restated Schedule A to the Declaration of Trust dated November 13, 2018. 44/
(2)		By-Laws of the Registrant. 2/
(3)		Not Applicable.
(4)		Agreement and Plan of Reorganization and Termination – filed herewith.
(5)		Instruments Defining Rights of Security Holders – incorporated by reference to the Declaration of Trust and By- Laws of Registrant.
(6)	(a)	Investment Advisory Agreement. 42/
	(b)	Interim Investment Advisory Agreement. 42/
	(c)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated September 13, 2018. 43/
	(d)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated November 13, 2018.44/
	(e)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated March 1, 2019.44/
	(f)	Expense Limitation Agreement for Global X DAX Germany ETF. 44/
(7)	(a)	Distribution Agreement. 2/
	(b)	Amendment Number One to the Distribution Agreement. 5/
	(c)	Amendment Number Two to the Distribution Agreement. 7/
	(d)	Amendment Number Three to the Distribution Agreement. 8/
	(e)	Amendment Number Four to the Distribution Agreement. 9/
(8)		Not Applicable.
(9)	(a)	Form of Custodian Agreement. 2/
	(b)	Amendment to the Custodian Agreement. 5/
	(c)	Amendment to the Custodian Agreement. 7/
	(d)	Amendment to the Custodian Agreement. 8/
	(e)	Amendment to the Custodian Agreement. 9/
	(f)	Amendment to the Custodian Agreement. 10/
	(g)	Amendment to the Custodian Agreement. 11/
	(h)	Amendment to the Custodian Agreement. 12/
	(i)	Amendment to the Custodian Agreement. 13/
	(j)	Amendment to the Custodian Agreement. 14/
	(k)	Amendment to the Custodian Agreement. 15/
	(l)	Amendment to the Custodian Agreement. 18/
	(m)	Amendment to the Custodian Agreement. 19/
	(n)	Amendment to the Custodian Agreement. 20/
	(o)	Amendment to the Custodian Agreement. 21/
	(p)	Amendment to the Custodian Agreement. 22/
	(q)	Amendment to the Custodian Agreement. 24/
	(r)	Amendment to the Custodian Agreement. 25/
	(s)	Amendment to the Custodian Agreement. 27/
	(t)	Amendment to the Custodian Agreement (as of November 14, 2014). 30/
	(u)	Amendment to the Custodian Agreement (as of March 10, 2015). 31/
	(v)	Amendment to the Custodian Agreement (as of April 21, 2015). 32/
	(w)	Amendment to the Custodian Agreement (as of May 29, 2015). 33/
	(x)	Amendment to the Custodian Agreement (as of September 11, 2015). 34/
	(y)	Amendment to the Custodian Agreement (as of November 13, 2015). 34/
	(z)	Amendment to the Custodian Agreement (as of February 26, 2016). 34/
	(aa)	Amendment to the Custodian Agreement (as of April 19, 2016). 35/
	(bb)	Amendment to the Custodian Agreement (as of September 9, 2016). 36/
	(cc)	Amendment to the Custodian Agreement (as of February 24, 2017). 37/
	(dd)	Amendment to the Custodian Agreement (as of September 20, 2017). 38/
	(ee)	Amendment to the Custodian Agreement (as of February 23, 2018). 39/
	(ff)	Amendment to the Custodian Agreement (as of May 23, 2018). 40/
	(gg)	Amendment to the Custodian Agreement (as of September 13, 2018). 43/
	(hh)	Amendment to the Custodian Agreement (as of November 13, 2018). 44/
(10)	(a)	Form of Distribution and Service Plan. 3/
	(b)	Amended and Restated Schedule A to the Distribution and Service Plan. 5/
	(c)	Amended and Restated Schedule A to the Distribution and Service Plan. 8/
	(d)	Amended and Restated Schedule A to the Distribution and Service Plan. 9/
	(e)	Amended and Restated Schedule A to the Distribution and Service Plan. 10/
	(f)	Amended and Restated Schedule A to the Distribution and Service Plan. 11/
	(g)	Amended and Restated Schedule A to the Distribution and Service Plan. 12/
	(h)	Amended and Restated Schedule A to the Distribution and Service Plan. 13/
	(i)	Amended and Restated Schedule A to the Distribution and Service Plan. 14/
	(j)	Amended and Restated Schedule A to the Distribution and Service Plan. 18/
	(k)	Amended and Restated Schedule A to the Distribution and Service Plan. 19/
	(l)	Amended and Restated Schedule A to the Distribution and Service Plan. 20/
	(m)	Amended and Restated Schedule A to the Distribution and Service Plan. 21/
	(n)	Amended and Restated Schedule A to the Distribution and Service Plan. 22/
	(o)	Amended and Restated Schedule A to the Distribution and Service Plan. 24/
	(p)	Amended and Restated Schedule A to the Distribution and Service Plan. 25/
	(q)	Amended and Restated Schedule A to the Distribution and Service Plan. 27/
	(r)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 14, 2014). 30/
	(s)	Amended and Restated Schedule A to the Distribution and Service Plan (as of March 10, 2015). 31/
	(t)	Amended and Restated Schedule A to the Distribution and Service Plan (as of April 21, 2015). 32/
	(u)	Amended and Restated Schedule A to the Distribution and Service Plan (as of May 29, 2015). 33/
	(v)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 11, 2015). 34/
	(w)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 13, 2015). 34/
	(x)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 26, 2016). 34/
	(y)	Amended and Restated Schedule A to the Distribution and Service Plan (as of April 19, 2016). 35/
	(z)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 9, 2016). 36/
	(aa)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 24, 2017). 37/
	(bb)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 20, 2017). 38/
	(cc)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 23, 2018). 39/
(dd) (ee) (ff)
Amended and Restated Schedule A to the Distribution and Service Plan (as of May 23, 2018). 40/
Amended and Restated Schedule A to the Distribution and Service Plan (as of September 13, 2018). 43/
Amended and Restated Schedule A to the Distribution and Service Plan (as of November 13, 2018). 44/

(11)		Opinion and Consent of Counsel by Stradley Ronon Stevens & Young LLP 45/
(12)		Opinion and Consent of Stradley Ronon Stevens & Young LLP regarding tax matters – filed herewith
(13)	(1)	Form of Transfer Agency Services Agreement. 2/
	(2)	Amendment to the Transfer Agency Services Agreement. 5/
	(3)	Amendment to the Transfer Agency Services Agreement. 7/
	(4)	Amendment to the Transfer Agency Services Agreement. 8/
	(5)	Amendment to the Transfer Agency Services Agreement. 9/
	(6)	Amendment to the Transfer Agency Services Agreement. 10/
	(7)	Amendment to the Transfer Agency Services Agreement. 11/
	(8)	Amendment to the Transfer Agency Services Agreement. 12/
	(9)	Amendment to the Transfer Agency Services Agreement. 13/
	(10)	Amendment to the Transfer Agency Services Agreement. 14/
	(11)	Amendment to the Transfer Agency Services Agreement. 15/
	(12)	Amendment to the Transfer Agency Services Agreement. 18/
	(13)	Amendment to the Transfer Agency Services Agreement. 19/
	(14)	Amendment to the Transfer Agency Services Agreement. 20/
	(15)	Amendment to the Transfer Agency Services Agreement. 21/
	(16)	Amendment to the Transfer Agency Services Agreement. 22/
	(17)	Amendment to the Transfer Agency Services Agreement. 24/
	(18)	Amendment to the Transfer Agency Services Agreement. 25/
	(19)	Amendment to the Transfer Agency Services Agreement. 27/
	(20)	Amendment to the Transfer Agency Services Agreement (as of November 14, 2014). 30/
	(21)	Amendment to the Transfer Agency Services Agreement (as of March 10, 2015). 31/
	(22)	Amendment to the Transfer Agency Services Agreement (as of April 21, 2015). 32/
	(23)	Amendment to the Transfer Agency Services Agreement (as of May 29, 2015). 33/
	(24)	Amendment to the Transfer Agency Services Agreement (as of September 11, 2015). 34/
	(25)	Amendment to the Transfer Agency Services Agreement (as of November 13, 2015). 34/
	(26)	Amendment to the Transfer Agency Services Agreement (as of February 26, 2016). 34/
	(27)	Amendment to the Transfer Agency Services Agreement (as of April 19, 2016). 35/
	(28)	Amendment to the Transfer Agency Services Agreement (as of September 9, 2016). 36/
	(29)	Amendment to the Transfer Agency Services Agreement (as of February 24, 2017). 37/
	(30)	Amendment to the Transfer Agency Services Agreement (as of September 20, 2017). 38/
	(31)	Amendment to the Transfer Agency Services Agreement (as of February 23, 2018). 39/
(32) (33) (34)
Amendment to the Transfer Agency Services Agreement (as of May 23, 2018). 40/
Amendment to the Transfer Agency Services Agreement (as of September 13, 2018). 43/
Amendment to the Transfer Agency Services Agreement (as of November 13, 2018). 44/

	(35)	Form of Administration Agreement. 2/
	(36)	Form of Supervision and Administration Agreement. 3/
	(37)	Amended and Restated Schedule A dated December 5, 2008 to the Supervision and Administration Agreement. 4/
	(38)	Amended and Restated Schedule A dated September 18, 2009 to the Supervision and Administration Agreement. 5/
	(39)	Amended and Restated Schedule A dated February 26, 2010 to the Supervision and Administration Agreement. 6/
	(40)	Amended and Restated Schedule A dated April 6, 2010 to the Supervision and Administration Agreement. 7/
	(41)	Amended and Restated Schedule A dated June 9, 2010 to the Supervision and Administration Agreement. 8/
	(42)	Amended and Restated Schedule A dated August 27, 2010 to the Supervision and Administration Agreement. 9/
	(43)	Amended and Restated Schedule A dated November 17, 2010 to the Supervision and Administration Agreement. 10/
	(44)	Amended and Restated Schedule A dated February 25, 2011 to the Supervision and Administration Agreement. 11/
	(45)	Amended and Restated Schedule A dated May 11, 2011 to the Supervision and Administration Agreement. 12/
	(46)	Amended and Restated Schedule A dated August 19, 2011 to the Supervision and Administration Agreement. 13/
	(47)	Amended and Restated Schedule A dated November 11, 2011 to the Supervision and Administration Agreement. 14/
	(48)	Amended and Restated Schedule A dated February 24, 2012 to the Supervision and Administration Agreement. 18/
	(49)	Amended and Restated Schedule A dated May 25, 2012 to the Supervision and Administration Agreement. 19/
	(50)	Amended and Restated Schedule A dated August 24, 2012 to the Supervision and Administration Agreement. 20/
	(51)	Amended and Restated Schedule A dated November 16, 2012 to the Supervision and Administration Agreement. 21/
	(52)	Amended and Restated Schedule A dated February 22, 2013 to the Supervision and Administration Agreement. 22/
	(53)	Amended and Restated Schedule A dated October 28, 2013 to the Supervision and Administration Agreement. 24/
	(54)	Amended and Restated Schedule A dated November 15, 2013 to the Supervision and Administration Agreement. 25/
	(55)	Amended and Restated Schedule A dated September 5, 2014 to the Supervision and Administration Agreement. 27/
	(56)	Amended and Restated Schedule A dated November 14, 2014 to the Supervision and Administration Agreement. 30/
	(57)	Amended and Restated Schedule A dated March 10, 2015 to the Supervision and Administration Agreement. 31/
	(58)	Amended and Restated Schedule A dated April 21, 2015 to the Supervision and Administration Agreement. 32/
	(59)	Amended and Restated Schedule A dated May 29, 2015 to the Supervision and Administration Agreement. 33/
	(60)	Amended and Restated Schedule A dated September 11, 2015 to the Supervision and Administration Agreement. 34/
	(61)	Amended and Restated Schedule A dated November 13, 2015 to the Supervision and Administration Agreement. 34/
	(62)	Amended and Restated Schedule A dated February 26, 2016 to the Supervision and Administration Agreement. 34/
	(63)	Amended and Restated Schedule A dated April 19, 2016 to the Supervision and Administration Agreement. 35/
	(64)	Amended and Restated Schedule A dated September 9, 2016 to the Supervision and Administration Agreement. 36/
	(65)	Amended and Restated Schedule A dated February 24, 2017 to the Supervision and Administration Agreement. 37/
	(66)	Amended and Restated Schedule A dated September 20, 2017 to the Supervision and Administration Agreement. 38/
	(67)	Amended and Restated Schedule A dated February 23, 2018 to the Supervision and Administration Agreement. 39/
	(68)	Amended and Restated Schedule A dated May 23, 2018 to the Supervision and Administration Agreement. 40/
	(69)	Interim Supervision and Administration Agreement. 43/
	(70)	Amended and Restated Supervision and Administration Agreement dated July 2, 2018. 43/
	(71)	Amended and Restated Schedule A dated September 13, 2018 to the Amended and Restated Supervision and Administration Agreement. 43/
	(72)	Amended and Restated Schedule A dated November 13, 2018 to the Amended and Restated Supervision and Administration Agreement. 44/
	(73)	Amended and Restated Schedule A dated March 1, 2019 to the Amended and Restated Supervision and Administration Agreement. 44/
	(74)	Form of Sub-Administration Agreement. 6/
	(75)	Amendment Number One to Sub-Administration Agreement. 5/
	(76)	Amendment Number Two to Sub-Administration Agreement. 7/
	(77)	Amendment Number Eight to Sub-Administration Agreement. 13/
	(78)	Amendment Number Fifteen to Sub-Administration Agreement. 26/
	(79)	Amendment Number Eighteen to Sub-Administration Agreement. 27/
	(80)	Amendment Number Nineteen to Sub-Administration Agreement. 30/
	(81)	Amendment Number Twenty to Sub-Administration Agreement. 31/
	(82)	Amendment Number Twenty-One to Sub-Administration Agreement. 32/
	(83)	Amendment Number Twenty-Two to Sub-Administration Agreement. 33/
	(84)	Amendment Number Twenty-Three to Sub-Administration Agreement. 33/
	(85)	Amendment Number Twenty-Four to Sub-Administration Agreement. 34/
	(86)	Amendment Number Twenty-Five to Sub-Administration Agreement. 34/
	(87)	Amendment Number Twenty-Six to Sub-Administration Agreement. 34/
	(88)	Amendment Number Twenty-Seven to Sub-Administration Agreement. 34/
	(89)	Amendment Number Twenty-Eight to Sub-Administration Agreement. 35/
	(90)	Amendment Number Twenty-Nine to Sub-Administration Agreement. 35/
	(91)	Amendment Number Thirty to Sub-Administration Agreement. 36/
	(92)	Amendment Number Thirty-One to Sub-Administration Agreement. 37/
	(93)	Amendment Number Thirty-Two to Sub-Administration Agreement. 38/
	(94)	Amendment Number Thirty-Three to Sub-Administration Agreement. 39/
	(95) (94) (95)	Amendment Number Thirty-Four to Sub-Administration Agreement. 40/ Amendment Number Thirty-Five to Sub-Administration Agreement. 43/ Amendment Number Thirty-Six to Sub-Administration Agreement. 44/
(14)		Consent of Independent Registered Public Accounting Firm 45/
(15)		Not applicable.
(16)		Power of Attorneys for Charles A. Baker, Sanjay Ram Bharwani, Clifford J. Weber, Luis Berruga and Chang dated September 13, 2018 45/
(17)		Form of Proxy Card 45/

1/ Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-151713, filed June 17, 2008.
2/ Incorporated by reference from the Registrant’s Pre-effective Amendment #1, SEC File No. 333-151713, filed August 15, 2008.
3/ Incorporated by reference from the Registrant’s Pre-effective Amendment #2, SEC File No. 333-151713, filed October 27, 2008.
4/ Incorporated by reference from the Registrant’s Post-effective Amendment #2, SEC File No. 333-151713, filed January 20, 2009.
5/ Incorporated by reference from the Registrant’s Post-effective Amendment #4, SEC File No. 333-151713, filed November 16, 2009.
6/ Incorporated by reference from the Registrant’s Post-effective Amendment #7, SEC File No. 333-151713, filed February 26, 2010.
7/ Incorporated by reference from the Registrant’s Post-effective Amendment #9, SEC File No. 333-151713, filed April 16, 2010.
8/ Incorporated by reference from the Registrant’s Post-effective Amendment #11, SEC File No. 333-151713, filed June 16, 2010.
9/ Incorporated by reference from the Registrant’s Post-effective Amendment #15, SEC File No. 333-151713, filed October 27, 2010.
10/ Incorporated by reference from the Registrant’s Post-effective Amendment #20, SEC File No. 333-151713, filed January 10, 2011.
11/ Incorporated by reference from the Registrant’s Post-effective Amendment #31, SEC File No. 333-151713, filed May 3, 2011.
12/ Incorporated by reference from the Registrant’s Post-effective Amendment #32, SEC File No. 333-151713, filed May 11, 2011.
13/ Incorporated by reference from the Registrant’s Post-effective Amendment #41, SEC File No. 333-151713, filed September 20, 2011.
14/ Incorporated by reference from the Registrant’s Post-effective Amendment #52, SEC File No. 333-151713, filed November 22, 2011.
15/ Incorporated by reference from the Registrant’s Post-effective Amendment #59, SEC File No. 333-151713, filed February 3, 2012.
16/ Incorporated by reference from the Registrant’s Post-effective Amendment #62, SEC File No. 333-151713, filed February 23, 2012.
18/ Incorporated by reference from the Registrant’s Post-effective Amendment #68, SEC File No. 333-151713, filed April 25, 2012.
19/ Incorporated by reference from the Registrant’s Post-effective Amendment #71, SEC File No. 333-151713, filed May 29, 2012.
20/ Incorporated by reference from the Registrant’s Post-effective Amendment #80, SEC File No. 333-151713, filed September 5, 2012.
21/ Incorporated by reference from the Registrant’s Post-effective Amendment #93, SEC File No. 333-151713, filed November 26, 2012.
22/ Incorporated by reference from the Registrant’s Post-effective Amendment #122, SEC File No. 333-151713, filed July 30, 2013.
24/ Incorporated by reference from the Registrant's Post-effective Amendment # 128, SEC File No. 333-151713, filed October 29, 2013.
25/ Incorporated by reference from the Registrant's Post-effective Amendment # 133, SEC File No. 333-151713, filed February 5, 2014.
26/ Incorporated by reference from the Registrant's Post-effective Amendment # 135, SEC File No. 333-151713, filed February 25, 2014.
27/Incorporated by reference from the Registrant's Post-effective Amendment # 167, SEC File No. 333-151713, filed September 17, 2014.
29/Incorporated by reference from the Registrant's Post-effective Amendment # 211, SEC File No. 333-151713, filed February 26, 2015.
30/Incorporated by reference from the Registrant's Post-effective Amendment # 218, SEC File No. 333-151713, filed March 11, 2015.
31/Incorporated by reference from the Registrant's Post-effective Amendment # 220, SEC File No. 333-151713, filed March 19, 2015.
32/Incorporated by reference from the Registrant's Post-effective Amendment # 243, SEC File No. 333-151713, filed May 21, 2015.
33/Incorporated by reference from the Registrant's Post-effective Amendment # 269, SEC File No. 333-151713, filed September 9, 2015.
34/Incorporated by reference from the Registrant's Post-effective Amendment # 331, SEC File No. 333-151713, filed March 24, 2016.
35/Incorporated by reference from the Registrant's Post-effective Amendment # 346, SEC File No. 333-151713, filed May 6, 2016.
36/Incorporated by reference from the Registrant's Post-effective Amendment # 392, SEC File No. 333-151713, filed October 25, 2016.
37/Incorporated by reference from the Registrant's Post-effective Amendment # 423, SEC File No. 333-151713, filed February 21, 2017.
38/Incorporated by reference from the Registrant's Post-effective Amendment # 481, SEC File No. 333-151713, filed October 2, 2017.
39/Incorporated by reference from the Registrant's Post-effective Amendment # 498, SEC File No. 333-151713, filed February 27, 2018.
40/Incorporated by reference from the Registrant's Post-effective Amendment # 521, SEC File No. 333-151713, filed June 8, 2018.
42/ Incorporated by reference from the Registrant’s Post-effective Amendment # 525, SEC File No. 333-151713, filed July 3, 2018.
43/ Incorporated by reference from the Registrant’s Post-effective Amendment # 550, SEC File No. 333-151713, filed October 19, 2018.
44/ Incorporated by reference from the Registrant’s Post-effective Amendment # 564, SEC File No. 333-151713, filed February 25, 2019.
45/ Incorporated by reference from Registrant’s Registration Statement on Form N-14, SEC File No. 333-227685, filed October 3, 2018.

ITEM 17.  UNDERTAKINGS:

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of New York, State of New York on the 25th day of March, 2019.

Global X Funds By: /s/ Luis Berruga Luis Berruga President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities on the 25th day of March, 2019.

Name	Title	Date

/s/Luis Berruga Luis Berruga	Trustee, President	March 25, 2019

/s/ Chang Kim	CFO	March 25, 2019
Chang Kim
/s/Sanjay Ram Bharwani* Sanjay Ram Bharwani	Trustee	March 25, 2019

/s/Charles A. Baker* Charles A. Baker	Trustee	March 25, 2019

/s/Clifford J. Weber* Clifford J. Weber	Trustee	March 25, 2019

*/s/Luis Berruga Luis Berruga Attorney-in-Fact, pursuant to power of attorney		March 25, 2019

Exhibit Index

(4)	Agreement and Plan of Reorganization and Termination
(12)	Opinion and Consent of Stradley Ronon Stevens & Young LLP regarding tax matters